GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.3 - Schedule 7

Data Compare Summary (Total)
Run Date - 3/7/2024 5:34:40 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	227	0.00%	234
City	0	227	0.00%	234
State	0	233	0.00%	234
Zip	0	233	0.00%	234
Borrower First Name	0	226	0.00%	234
Borrower Last Name	0	227	0.00%	234
Borrower SSN	0	225	0.00%	234
Original Loan Amount	0	234	0.00%	234
Original Interest Rate	0	234	0.00%	234
Representative FICO	0	234	0.00%	234
Property Type	6	234	2.56%	234
Occupancy	0	233	0.00%	234
Purpose	0	234	0.00%	234
Mortgage Type	0	3	0.00%	234
Balloon Flag	0	225	0.00%	234
Original CLTV	0	234	0.00%	234
Original LTV	0	234	0.00%	234
Product Description	0	225	0.00%	234
Originator Loan Designation	0	225	0.00%	234
Investor: Qualifying Total Debt Ratio	0	228	0.00%	234
Lender	0	224	0.00%	234
# of Units	0	12	0.00%	234
Coborrower Last Name	0	1	0.00%	234
Note Date	0	4	0.00%	234
First Payment Date	1	7	14.29%	234
Amortization Term	0	4	0.00%	234
Maturity Date	0	1	0.00%	234
Amortization Type	0	4	0.00%	234
Appraised Value	0	1	0.00%	234
Refi Purpose	0	14	0.00%	234
PITIA Reserves Months	0	93	0.00%	234
Lien Position	0	3	0.00%	234
Borrower FTHB	0	3	0.00%	234
Decision System	0	3	0.00%	234
Original Term	0	7	0.00%	234
Doc Type	0	1	0.00%	234
Margin	0	1	0.00%	234
Contract Sales Price	0	7	0.00%	234
LTV Valuation Value	0	1	0.00%	234
Total	7	4,766	0.15%	234